Equity Forward - Additional Information (Detail) $ in Thousands	Jun. 21, 2022 USD ($)
Equity [Abstract]
Stock repurchase program, authorized amount	$ 10,000
Stock repurchase program, period in force	12 months
Accelerated share repurchases, settlement payment or receipt	$ 10,000
Accelerated share repurchase program, settlement date	Aug. 23, 2022